Investment Strategy - Rule One Fund	Jan. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its objective, under normal circumstances, the Fund invests primarily in a concentrated portfolio of equity securities and equity-related instruments, options on equity securities, and cash and cash equivalents. The Fund may include common stocks of companies with any market capitalization in both domestic and international markets, sponsored or unsponsored American Depositary Receipts (ADRs) and ETFs that focus their investments on equity securities. ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. The ETFs in which the Fund may invest may have direct exposure to equity securities or may have indirect exposure to equity securities through indices or options. The Fund’s portfolio is concentrated because it will consist of a relatively small number of holdings – generally between 5 and 20 positions. The Fund may invest directly in common stocks of international issuers from time to time, rather than invest in the ADR related to such issuer.

In constructing the Fund’s portfolio, the Adviser uses fundamental analysis to establish a reasonable value (i.e., intrinsic value) for equity securities. In general, the Adviser selects equity securities that it believes have an intrinsic, durable competitive advantage over competition, a proven history of predictable cash flows, management that has both talent and integrity, and equity that is able to be purchased at a substantial discount to its intrinsic value. The Adviser expects the securities of the company to appreciate over time due to company-specific developments rather than general business conditions or market events. The Adviser may remove a security when its investment analysis indicates that the security is priced near or above its intrinsic value or believes better investment opportunities are available.

The Adviser’s estimate of intrinsic value is derived using a discounted cash flow analysis that requires an estimate of earnings growth for the next ten years, an appropriate PE ratio and a discount of that future value back to the present, typically at a discount rate of 15%. The Adviser views a continued high return on invested capital, no debt, historically high, consistent and growing earnings and free cash as strong indicators of a durable competitive advantage over competition given that sustaining these metrics over time is unlikely without a significant barrier to competitors copying the business and competing on price.

The Fund sets pre-determined thresholds for portfolio weightings of equity securities and the Adviser will actively manage the Fund’s portfolio to stay within those thresholds. The Fund’s portfolio weightings are determined based on such factors as the Adviser’s expectations for the performance of particular portfolio holdings, the Fund’s investment time horizon, and current market conditions.

Additionally, the Fund will pursue an options trading strategy. The Fund will seek to generate current income from option premiums by writing (selling) put and call options on equity securities, ADRs and ETFs. A put option refers to a financial transaction in which the investor selling the put option receives a cash payment and becomes obligated to purchase the underlying security at a set price for a set period of time. A call option refers to a financial transaction in which the investor selling a call option is obligated to deliver the underlying security at a set price for a set period of time. The Fund will only write call options where the Fund owns an equivalent amount of the underlying security, known as a “covered call” option. In addition, the Fund will opportunistically purchase equity, ETF and/or index put options in order to increase returns, reduce volatility or provide downside market protection for the portfolio. The Fund will use derivatives for hedging purposes, generation of earnings and basis reduction.

The extent of option writing activity will depend on the Adviser’s judgment regarding the relationship between value and price of the securities they wish to acquire, the expiration dates that are available for the options, and the attractiveness of writing call options on the Fund’s stock holdings. Some of the income from the premiums produced by writing put and call options may be used to purchase puts to help reduce the volatility (and risk profile) of the fund by providing downside protection.

The Fund will hold cash as collateral to cover the obligation created by selling puts and it will hold the underlying security as collateral for covered call option trades. Collateral for put options purchased to reduce volatility is limited to the total cash paid for the option. Collateral for call options purchased to increase returns is limited to the total cash paid for the option.

The Fund may invest in short positions in equity securities and derivatives. The Fund’s use of various options strategies may result in “leveraging” the portfolio or increasing stock market exposure. This can occur when the Fund buys call options on individual stocks or market indices. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 125% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 125% of the value of the Fund’s net assets at the time of investment. The risk of a 125% loss to the Fund from this strategy means that the Fund would lose 125% of its net asset value. The Adviser sells put options on equity securities of companies the Adviser believes represent value investments in the market. The Fund’s cash position secures the obligation. In the event that the Fund has more obligations through these put options than available cash, the Adviser will use portfolio margin (leverage) to secure the positions that had obligations that exceeded available cash. If the entire market experiences a significant decline, the Fund’s long put options will provide substantial cash to cover leveraged positions.

The Fund may also invest up to 15% of its net assets in private companies. The Fund’s investments in private companies may offer attractive investment opportunities which may not otherwise be available with public companies. However, securities of private companies are often “restricted securities,” and are not readily marketable. Accordingly, securities of private companies are generally considered to be illiquid. The Fund does not invest in private companies that are affiliates of the Adviser.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The volatility of individual securities can have a magnified impact on the Fund’s performance based on the Fund’s strategy and the securities in which the Fund invests. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

The Fund may also use swap contracts, such as credit default swaps and credit default swap indexes, for both hedging and non-hedging purposes. The Adviser expects the Fund to invest, from time to time, in credit default swaps and/or credit default swap indexes to hedge against equity market risk.

Although the Fund holds a concentrated portfolio of equity securities and options, the Fund is not required to be fully invested in such securities and options and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Fund may determine that it is appropriate to hold a significant cash position for an extended period.

Strategy Portfolio Concentration [Text]	To pursue its objective, under normal circumstances, the Fund invests primarily in a concentrated portfolio of equity securities and equity-related instruments, options on equity securities, and cash and cash equivalents.